(Loomis Sayles Bond Fund)
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Bond Fund)		Institutional Class	Retail Class	Admin Class		Class N
Management fees		0.51%	0.51%	0.51%		0.51%
Distribution and/or service (12b-1) fees		none	0.25%	0.25%		none
Fee/expense recovery		none	none	none		none
Remainder of other expenses		0.12%	0.15%	0.41%		0.07%
Total other expenses	[1]	0.12%	0.15%	0.41%	[2]	0.07%
Total annual fund operating expenses		0.63%	0.91%	1.17%		0.58%
Fee waiver and/or expense reimbursement	[3][4]	none	none	none		none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.63%	0.91%	1.17%		0.58%
[1]	The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]	NGAM Advisors, L.P. ("NGAM Advisors") has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees.
[4]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.70%, 0.95%, 1.20% and 0.65% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.70%, 0.95%, 1.20% and 0.65% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Loomis Sayles Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	64	202	351	786
Retail Class	93	290	504	1,120
Admin Class	119	372	644	1,420
Class N	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund will normally invest at least 55% of its net assets in investment-grade fixed-income securities. The Fund may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities, such as common stocks and preferred stocks (with up to 10% of its assets in common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, foreign currency transactions and swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk is the risk that the value of the Fund's investments may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

Highest Quarterly Return: Second Quarter 2009, 17.21% Lowest Quarterly Return: Third Quarter 2008, -13.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Bond Fund)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Institutional Class	4.76%	8.52%	7.35%
Institutional Class Return After Taxes on Distributions	2.29%	6.21%	5.00%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.27%	5.77%	4.83%
Retail Class	4.49%	8.21%	7.05%
Admin Class	4.17%	7.92%	6.76%
Class N	4.82%			4.58%	Feb. 01, 2013
Barclays U.S. Government/Credit Bond Index	6.01%	4.69%	4.70%	2.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Global Bond Fund)
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Global Bond Fund)		Institutional Class	Retail Class	Class N
Management fees		0.54%	0.54%	0.54%
Distribution and/or service (12b-1) fees		none	0.25%	none
Fee/expense recovery		none	none	none
Remainder of other expenses		0.23%	0.19%	0.09%
Total other expenses		0.23%	0.19%	0.09%
Total annual fund operating expenses		0.77%	0.98%	0.63%
Fee waiver and/or expense reimbursement	[1]	0.02%	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.75%	0.98%	0.63%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example for the Institutional Class shares is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Loomis Sayles Global Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	244	426	952
Retail Class	100	312	542	1,201
Class N	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. Securities held by the Fund may be denominated in any currency and may be issued by issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective to identify attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions and swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk is the risk that the value of the Fund's investments may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

Highest Quarterly Return: Second Quarter 2009, 13.17% Lowest Quarterly Return: Third Quarter 2008, -8.53%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Global Bond Fund)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Institutional Class	0.34%	3.40%	4.06%
Institutional Class Return After Taxes on Distributions	(1.12%)	1.97%	2.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.30%	2.10%	2.55%
Retail Class	0.10%	3.13%	3.77%
Class N	0.46%			(0.84%)	Feb. 01, 2013
Barclays Global Aggregate Bond Index	0.59%	2.65%	3.60%	(0.54%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Inflation Protected Securities Fund)
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Inflation Protected Securities Fund)		Institutional Class	Retail Class
Management fees		0.25%	0.25%
Distribution and/or service (12b-1) fees		none	0.25%
Total other expenses	[1]	0.62%	0.65%
Total annual fund operating expenses		0.87%	1.15%
Fee waiver and/or expense reimbursement	[2]	0.47%	0.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40%	0.65%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Loomis Sayles Inflation Protected Securities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	41	231	436	1,029
Retail Class	66	316	585	1,353

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or "TIPS"). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. Government.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers. The Fund may also invest in nominal (i.e., non-inflation-protected) treasury securities, corporate bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Focused Investment Risk is the risk that the Fund's portfolio is not as diversified as some of the other Funds' portfolios, which means that the Fund generally invests more of its assets in a smaller number of issuers. As a result, changes in the value of a single security may have a more significant effect on the Fund's net asset value ("NAV").

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk is the risk that the value of the Fund's investments may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

TIPS Risk is the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

Highest Quarterly Return: Third Quarter 2011, 4.58% Lowest Quarterly Return: Second Quarter 2013, -6.88%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Inflation Protected Securities Fund)	Past 1 Year	Past 5 Years	Past 10 Years
Institutional Class	1.75%	3.83%	3.93%
Institutional Class Return After Taxes on Distributions	0.91%	2.43%	2.37%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.00%	2.60%	2.53%
Retail Class	1.50%	3.56%	3.65%
Barclays U.S. Treasury Inflation Protected Securities Index	3.64%	4.11%	4.37%

Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Intermediate Duration Bond Fund)
INVESTMENT OBJECTIVE
The Fund's investment objective is above-average total return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Intermediate Duration Bond Fund)		Institutional Class	Retail Class
Management fees		0.25%	0.25%
Distribution and/or service (12b-1) fees		none	0.25%
Total other expenses	[1]	0.31%	0.34%
Total annual fund operating expenses		0.56%	0.84%
Fee waiver and/or expense reimbursement	[2]	0.16%	0.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40%	0.65%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Loomis Sayles Intermediate Duration Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	41	163	297	686
Retail Class	66	249	447	1,020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). It is anticipated that the Fund's weighted average duration will generally be between two and five years.

The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated in one of the top four rating categories at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) or, if unrated, are determined by Loomis Sayles to be of comparable quality. The Fund may continue to hold up to 10% of its net assets in securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in U.S. dollar-denominated securities of Canadian issuers and up to 20% of its assets in other U.S. dollar-denominated foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. government securities, zero-coupon securities, mortgage-backed securities and other asset-backed securities, real estate investment trusts ("REITs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk is the risk that the value of the Fund's investments may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

Highest Quarterly Return: Second Quarter 2009, 7.49% Lowest Quarterly Return: Third Quarter 2008, -2.93%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Intermediate Duration Bond Fund)	Past 1 Year	Past 5 Years	Past 10 Years
Institutional Class	3.87%	4.42%	4.89%
Institutional Class Return After Taxes on Distributions	2.73%	3.10%	3.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.18%	2.93%	3.21%
Retail Class	3.51%	4.17%	4.61%
Barclays U.S. Intermediate Government/Credit Bond Index	3.13%	3.54%	4.10%

Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares. The Fund revised its investment strategies on May 28, 2010; performance may have been different had the current investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.